Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Assets and liabilities held for sale
5. Assets and liabilities held for sale
Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2020	2019
Assets held for sale
Cash	$0	$2.0
Accounts receivable	0	3.9
Property, plant and equipment	0	77.0

	$0	$82.9

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$0	$6.0
Decommissioning liability	0	7.0

	$0	$13.0

In the prior year, at December 31, 2019, the Company was continuing to progress through a sales process for our interest in the Peace River Oil Partnership. As a result of commodity price volatility, primarily due to the
COVID-19
pandemic, the sales process was discontinued, thus the Company has no longer classified this asset as held for sale.